FAIR VALUE MEASUREMENTS AND ADDITIONAL DISCLOSURES ON FAIR VALUE HIERARCHY (Details 1) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Derivative financial instruments	(6,674)	(6,281)
Options Held [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative financial instruments	0	0
Forward Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative financial instruments	0	0
Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative financial instruments	0	0
Credit Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative financial instruments	0	0
Other Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative financial instruments	0	0
Future [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative financial instruments	47	25
Fair Value, Inputs, Level 1 [Member]
Derivative financial instruments	47	25
Options Held [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative financial instruments	2,814	1,733
Forward Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative financial instruments	1,188	547
Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative financial instruments	2,011	2,108
Credit Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative financial instruments	8	0
Other Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative financial instruments	243	508
Future [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative financial instruments	0	0
Fair Value, Inputs, Level 2 [Member]
Derivative financial instruments	6,264	4,896
Options Held [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative financial instruments	230	987
Forward Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative financial instruments	0	0
Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative financial instruments	6	236
Credit Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative financial instruments	119	106
Other Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative financial instruments	0	31
Future [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative financial instruments	8	0
Fair Value, Inputs, Level 3 [Member]
Derivative financial instruments	363	1,360
Options Held [Member]
Derivative financial instruments	3,044	2,720
Forward Contracts [Member]
Derivative financial instruments	(1,188)	(547)
Swap [Member]
Derivative financial instruments	(2,017)	(2,334)
Credit Derivatives [Member]
Derivative financial instruments	127	106
Future [Member]
Derivative financial instruments	55	25
Other Derivatives [Member]
Derivative financial instruments	243	539